Convertible Notes Payable (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Debt Instrument [Line Items]
Total notes payable	$ 506,843	$ 628,000
Less: current portion of long-term debt	500,000	608,000
Long-term debt	6,843	20,000
Note C-1 Dated - February 4, 2008 [Member]
Debt Instrument [Line Items]
Total notes payable		20,000
Note C-1 One Dated - February 4, 2008 [Member]
Debt Instrument [Line Items]
Total notes payable		20,000
Note C-1 Two Dated - February 4, 2008 [Member]
Debt Instrument [Line Items]
Total notes payable		27,000
Note C-1 Three Dated - February 4, 2008 [Member]
Debt Instrument [Line Items]
Total notes payable		21,000
Note C-2 Four Dated - February 15, 2008 [Member]
Debt Instrument [Line Items]
Total notes payable		20,000
Note C-3 Five Dated - March 18, 2008 [Member]
Debt Instrument [Line Items]
Total notes payable	250,000	250,000
Note C-4 Dated - August 15, 2008 [Member]
Debt Instrument [Line Items]
Total notes payable	250,000	250,000
Note C-5 Dated - August 31, 2011[Member]
Debt Instrument [Line Items]
Total notes payable		20,000
Note C-6 Dated - November 8, 2013 [Member]
Debt Instrument [Line Items]
Total notes payable	$ 6,843